Long-Term Payables	12 Months Ended
Sep. 30, 2023
Long Term Payables Abstract
Long-term payables

NOTE 14 – Long-term payables

The company has entered into a contract with a third-party construction company for the construction of a factory building. As of July 2023, the construction of the factory building has been completed and is in the expected usable state. According to the terms of the contract, 3% of the total contract price will be withheld as a quality guarantee deposit for the factory building, which will be paid to the supplier after a period of 2 years if the building has no quality issues. This matter constitutes a long-term payable, with an amount of $271,590 as of September 30, 2023.